Share-Based Payment (Details)	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025
Share-Based Payment [Line Items]
Percentage of vesting shares	50.00%	2.00%	2.00%
Percentage of remaining vesting shares	50.00%
Bottom of Range [Member]
Share-Based Payment [Line Items]
Percentage of shares agreement shall vest	25.00%
Top of Range [Member]
Share-Based Payment [Line Items]
Percentage of remaining vesting shares	75.00%